THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A


PORTFOLIO DIRECTOR FIXED AND VARIABLE ANNUITY
EQUITY DIRECTOR FIXED AND VARIABLE ANNUITY
GUP & GTS-VA FIXED AND VARIABLE ANNUITY
UIT-981 IMPACT FIXED AND VARIABLE ANNUITY
INDEPENDENCE PLUS FIXED AND VARIABLE ANNUITY
POTENTIA FIXED AND VARIABLE ANNUITY


SUPPLEMENT DATED MARCH 1, 2013 TO THE
STATEMENTS OF ADDITIONAL INFORMATION
          Effective March 1, 2013, The Variable Annuity Life Insurance Company ("VALIC") is amending its Statements of Additional Information ("SAIs") for the sole purpose of giving notification of the availability of certain financial information of American International Group, Inc. ("AIG"), the parent company of VALIC.
          On March 30, 2011, American International Group, Inc. and VALIC entered into an Unconditional Capital Maintenance Agreement. As a result, the financial statements of American International Group, Inc. are made available to you. American International Group, Inc. does not underwrite any contracts referenced herein.
       The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2012, File No. 001-08787, was filed on February 21, 2013.
          AIG is subject to the informational requirements of the Securities Exchange Act of 1934. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com.
          You can also inspect and copy this information at SEC public facilities at the following locations:
Washington, District of Columbia
100 F. Street, N.E., Room 1580
Washington, DC 20549

Chicago, Illinois
175 W. Jackson Boulevard
Chicago, IL 60604

New York, New York
3 World Financial, Room 4300
New York, NY 10281